Fair Value Measurement (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Jun. 14, 2017
Assets Investments in securities
Total assets at fair value	$ 1,130,059	$ 3,067,770	$ 7,920,000
Common Stock
Assets Investments in securities
Total assets at fair value	1,014,338	1,972,648
Warrants [Member]
Assets Investments in securities
Total assets at fair value	115,721	1,095,122
Level 1 [Member]
Assets Investments in securities
Total assets at fair value	813,728	24,182	$ 7,920,000
Level 1 [Member] | Common Stock
Assets Investments in securities
Total assets at fair value	813,728
Level 1 [Member] | Warrants [Member]
Assets Investments in securities
Total assets at fair value		24,182
Level 2 [Member]
Assets Investments in securities
Total assets at fair value	200,610	1,972,648
Level 2 [Member] | Common Stock
Assets Investments in securities
Total assets at fair value	200,610	1,972,648
Level 2 [Member] | Warrants [Member]
Assets Investments in securities
Total assets at fair value
Level 3 [Member]
Assets Investments in securities
Total assets at fair value	115,721	1,070,940
Level 3 [Member] | Common Stock
Assets Investments in securities
Total assets at fair value
Level 3 [Member] | Warrants [Member]
Assets Investments in securities
Total assets at fair value	$ 115,721	$ 1,070,940